UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	August 4, 2009
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		88731 (X$1000)

List of Other Included Managers:


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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1657	27575	SHRS		SOLE		26975		600
ABB Ltd			COM	000375204	664	42100	SHRS		SOLE		41100		1000
Abbott Laboratories	COM	002824100	1858	39501	SHRS		SOLE		38201		1300
Air Products & Chem	COM	009158106	606	9375	sHRS		SOLE		9075		300
AstraZeneca PLC		COM	046353108	1495	33870	SHRS		SOLE		32970		900
AT&T			COM	00206R102	298	12011	SHRS		SOLE		12011
Automatic Data		COM	053015103	2091	59000	SHRS		SOLE		57500		1500
Becton, Dickinson	COM	075887109	994	13940	SHRS		SOLE		13540		400
Berkshire Hathaway B	COM	084670207	2273	785	SHRS		SOLE		767		18
Boeing Company		COM	097023105	348	8184	SHRS		SOLE		8184
BP PLC			COM	055622104	1315	27585	SHRS		SOLE		26985		600
Canon Inc		COM	138006309	1717	52797	SHRS		SOLE		51497		1300
Cascade Finl Corp	COM	147272108	22	10261	SHRS		SOLE		10261
Cisco Systems		COM	17275r102	1514	81169	SHRS		SOLE		79569		1600
CityBank		COM	17770a109	26	11000	SHRS		SOLE		11000
Coca Cola		COM	191216100	2591	53990	SHRS		SOLE		53190		800
ConocoPhillips		COM	20825c104	998	23734	SHRS		SOLE		23734		700
Consolidated Edison	COM	209115104	2075	55450	SHRS		SOLE		54150		1300
Costco Wholesale	COM	22160k105	2127	46457	SHRS		SOLE		45457		1000
Daktronics Inc		COM	234264109	408	53025	SHRS		SOLE		51525		1500
Danaher Inc		COM	235851102	347	5620	SHRS		SOLE		5620
EMC Corp		COM	268648102	1213	92560	SHRS		SOLE		90560		2000
Emerson Electric	COM	291011104	1302	40190	SHRS		SOLE		39390		800
Encana Corp		COM	292505104	1215	24570	SHRS		SOLE		23670		900
Exxon Mobil		COM	30231g102	2366	33840	SHRS		SOLE		33040		800
General Electric	COM	369604103	923	78725	SHRS		SOLE		75225		3500
GlaxoSmithKline PLC	COM	37733w105	1612	45610	SHRS		SOLE		44200		1410
Heinz H J Co		COM	423074103	675	18900	SHRS		SOLE		18500		400
Hewlett-Packard		COM	428236103	1809	46803	SHRS		SOLE		44903		1900
Intel Corp		COM	458140100	2172	131242	SHRS		SOLE		128642		2600
IShares Nasdq Bio Indx	COM	464287556	760	10450	SHRS		SOLE		9850		600
IShares Japan		COM	464286848	1948	206575	SHRS		SOLE		202075		4500
IShares Switzerland	COM	464286749	2016	113850	SHRS		SOLE		111350		2500
Johnson & Johnson	COM	478160104	2858	50318	SHRS		SOLE		48518		1800
Kimberly Clark		COM	494368103	1828	34865	SHRS		SOLE		33765		1100
Marriott Int'l		COM	571903202	1196	54200	SHRS		SOLE		52900		1300
Medtronic Inc		COM	585055106	616	17667	SHRS		SOLE		17267		400
Microsoft		COM	594918104	4065	170995	SHRS		SOLE		167695		3300
Newmont Mining Corp	COM	651639106	1552	37975	SHRS		SOLE		36475		1500
Norfolk Southern Corp	COM	655844108	650	17250	SHRS		SOLE		16350		900
Novo Nordisk AS		COM	670100205	1311	24070	SHRS		SOLE		22870		1200
Occidental Pete		COM	674599105	883	13425	SHRS		SOLE		13025		400
Paccar			COM	693718108	2912	89800	SHRS		SOLE		85075		4725
Pepsico			COM	713448108	2443	44448	SHRS		SOLE		43448		1000
Pfizer			COM	717081103	335	22336	SHRS		SOLE		22336
Plum Creek Timber	COM	729251108	982	32991	SHRS		SOLE		32591		400
Procter & Gamble	COM	742718109	2608	51034	SHRS		SOLE		49944		1090
RBC Bearings Inc	COM	75524B104	817	39950	SHRS		SOLE		39050		900
Royal Dutch Shell A	COM	780259206	1390	27695	SHRS		SOLE		27145		550
SAP AG			COM	803054204	1007	25050	SHRS		SOLE		24450		600
Schlumberger Ltd	COM	806857108	878	16220	SHRS		SOLE		15920		300
Snap On Inc		COM	833034101	711	24750	SHRS		SOLE		24100		650
Southern Co		COM	842587107	1474	47300	SHRS		SOLE		46200		1100
Starbucks Corp		COM	855244109	1301	93688	SHRS		SOLE		90688		3000
Steinway Musical Ins	COM	858495104	342	31950	SHRS		SOLE		31350		600
Stryker Corp		COM	863667101	1102	27721	SHRS		SOLE		27121		600
Tootsie Roll Inds	COM	890516107	783	34523	SHRS		SOLE		33642		881
Total S A		COM	89151E109	1005	18530	SHRS		SOLE		18130		400
Toyota Motor Corp	COM	892331307	807	10680	SHRS		SOLE		10480		200
United Parcel Svc	COM	911312106	1705	34105	SHRS		SOLE		33405		700
United Technologies	COM	913017109	1500	28875	SHRS		SOLE		27975		900
Walgreen Company	COM	931422109	2803	95332	SHRS		SOLE		92482		2850
Walt Disney Co		COM	254687106	1905	81645	SHRS		SOLE		80145		1500
Washington Federal	COM	938824109	991	76261	SHRS		SOLE		73761		2500
Waste Mgmt Inc		COM	94106L109	534	18980	SHRS		SOLE		18580		400
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